SCHEDULE OF COMPONENTS OF INCOME/(LOSS) BEFORE INCOME TAX (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Local – United States	$ (736,946)	$ (706,659)
Loss before income tax	(1,670,134)	(2,387,613)
MALAYSIA
Foreign, Tax jurisdictions	(864,794)	(1,064,314)
HONG KONG
Foreign, Tax jurisdictions	$ (68,394)	$ (616,640)